Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders' equity
Schedule of share capital

	Number of
	common
	shares	Share Capital
Balance at December 31, 2020	135,903,392	$1,009,151
Additional shares issued from Treasury	20,289,323	245,115
Normal course issuer bid purchase of common shares	(155,978)	(1,253)
Balance at December 31, 2021	156,036,737	$1,253,013
Normal course issuer bid purchase of common shares	(351,144)	(2,819)
Balance at December 31, 2022	155,685,593	$1,250,194